Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible assets
Intangible assets

14.        Intangible assets

	Software	Internal project development	Trademarks (i)	Operation licenses for distance learning	Non-compete agreements	Customer relationship	Teaching/ learning material - TLM	Goodwill	TOTAL
At December 31, 2018
Net book value	21,207	12,015	73,673	245,721	4,977	35,754	3,182	338,731	735,260
Cost	39,881	12,494	85,163	245,721	10,826	100,695	7,344	372,268	874,392
Accumulated amortization and impairment	(18,674)	(479)	(11,490)	-	(5,849)	(64,941)	(4,162)	(33,537)	(139,132)

Purchase and capitalization	3,449	12,817	-	-	-	-	-	-	16,266
Transfers	3,071	(3,071)	-	-	-	-	-	-	-
Transfer to held for sale	(8)	-	-	-	-	-	-	-
Amortization	(7,675)	(2,094)	(4,056)	-	(2,165)	(24,868)	(1,468)	-	(42,326)
Impairment losses	-	-	(8,515)	-	(769)	(7,635)	(187)	(33,916)	(51,022)
At December 31, 2019
Net book value	20,044	19,667	61,102	245,721	2,043	3,251	1,527	304,815	658,170
Cost	46,123	22,240	85,163	245,721	10,826	100,695	7,344	372,268	890,380
Accumulated amortization and impairment	(26,079)	(2,573)	(24,061)	-	(8,783)	(97,444)	(5,817)	(67,453)	(232,210)

Purchase and capitalization	9,790	21,129	-	-	-	-	-	-	30,919
Transfers	5,848	(5,848)	-	-	-	-	-	-	-
Transfer to held for sale	8	-	-	-	-	-	-	-	8
Amortization (ii)	(11,131)	(7,146)	(3,559)	-	(1,751)	(3,251)	(1,309)	-	(28,147)
Impairment losses	-	-	-	-	-	-	-	-	-
At December 31, 2020
Net book value	24,559	27,802	57,543	245,721	292	—	218	304,815	660,950
Cost	62,039	37,521	85,163	245,721	10,826	100,695	7,344	372,268	921,577
Accumulated amortization and impairment	(37,480)	(9,719)	(27,620)	—	(10,534)	(100,695)	(7,126)	(67,453)	(260,627)

Purchase and capitalization	3,640	28,680	-	-	-	-	-	-	32,320
Transfers	985	(985)							-
Amortization	(8,440)	(10,610)	(3,558)	-	(292)	-	(218)	-	(23,118)
Impairment losses	-	-	-	-	-	-	-	-	-
At December 31, 2021
Net book value	20,744	44,887	53,985	245,721	—	—	—	304,815	670,152
Cost	66,664	65,216	85,163	245,721	10,826	100,695	7,344	372,268	953,897
Accumulated amortization and impairment	(45,920)	(20,329)	(31,178)	-	(10,826)	(100,695)	(7,344)	(67,453)	(283,745)
(i)	The group has the rights of many trademarks, such as Assevim, FAC, FAIR, FAMESUL and others, but Uniasselvi is the only trademark recognized as an intangible asset, because of business combination. Its estimated useful life is 21 years, with a remaining amortization period of 14 years.
(ii)	In September 2020 was recognized the amortization expenses from the first eight months of the year in the amount of R$ 2 due to the reclassification from assets held for sale regarding amortization that would have been recognized had the assets not been classified as held for sale.

Impairment tests of intangible assets with indefinite useful life

Goodwill and operation licenses for digital education were allocated to the Cash-generating units (CGUs), which are identified at the level of Company’s operating segments identified in Note 4.

The operating segment-level summary of the goodwill and intangible assets allocation and the key assumptions for those CGUs that have significant goodwill allocated to them are presented below:

Segment Level	Digital Education undergraduate courses		Continuing education courses
	2021	2020	2021	2020
Allocation of carrying amount:
Goodwill	285,826	285,826	18,989	18,989
Operation licenses for distance learning	213,406	213,406	32,315	32,315
Intangible assets with indefinite useful life	499,232	499,232	51,304	51,304

Key assumptions:
Net operating revenue growth rate (i)	25.9%	22.9%	10.2%	24.4%
Pre-tax discount rate (ii)	11.2%	11.4%	11.2%	11.4%
Long-term growth rate (iii)	3.8%	3.2%	3.8%	3.2%
Gross margin (iv)	68.6%	66.2%	82.5%	86.1%
(i)	The growth rate of net operating revenue is based on the historical growth of the student base and management’s expectations of market development.
(ii)	Pre-tax discount rate reflects specific risks relating to the segment and country in which the Company operates.
(iii)	The long-term growth rate does not exceed the long-term average growth rate for the education sector in which the CGU operates and is mostly comprised by expected inflation.
(iv)	Gross margin is the average margin as a percentage of revenue over the five-year forecast period. It is based on the current sales margin levels and is in line with the Company’s operating history and management’s expectations for the future performance.

Based on the recent changes to legislation and growth of the digital education market in Brazil, Management expects to have strong growth in the digital education undergraduate courses, mainly based on the increase of hubs. In addition to the investments with new hubs, Management also considers investment for improvements to expand their existing units.

For the years ended December 31, 2021 and 2020, the recoverable amount of the cash-generating units (CGUs) was determined based on value-in-use calculations which require the use of assumptions. The calculations use cash flow projections based on financial budgets approved by management covering a five-year period. Cash flows beyond the five-year period are extrapolated using the estimated long-term growth rates stated above.

The recoverable amount of the digital education undergraduate courses segment is estimated to exceed the carrying amount of the segment level as of December 31, 2021 by R$ 4,029,332 (2020 — R$ 3,659,152).

The recoverable amount of the continuing education courses segment is estimated to exceed the carrying amount of the segment level as of December 31, 2021 by R$ 294,776 (2020 — R$ 353,773).

There was no goodwill impairment for the year ended December 31, 2021.

The test performed by Management on December 31, 2019 showed an impairment loss of R$ 51,022 (2018 – R$ 33,537) on the on-campus undergraduate courses segment, mainly due to decrease in the average monthly tuition fee per student observed in 2019 and increase in the number of students that are migrating to digital education courses. Due to this impairment, there are no longer any Intangible assets with indefinite useful life in the on-campus undergraduate courses segment.

The impairment losses have been recognized in the statement of profit or loss (Note 24) for the excess of the segment’s carrying amount over its respective recoverable amount, firstly allocated to segment’s goodwill and the remainder proportionally allocated to other intangible assets.

Impact of possible changes in key assumptions

A decrease of 120 basis points in management estimated gross margin used in the value-in-use calculation for the digital education undergraduate courses CGU as of December 31, 2021 (67.4% instead of 68.6%), would have not resulted in the recognition of an impairment of goodwill. Also, the Company performed the same sensitivity analysis for the continuing education courses (81.3% instead of 82.5%) and concluded it would have not resulted in the recognition of an impairment of goodwill.

In addition to the test above reducing gross margin, an increasing of 120 basis points in management’s estimated discount rate applied to the cash flow projections for the two CGUs for the year ended December 31, 2021 (12.4% instead of 11.2%), would have not resulted in the recognition of an impairment of goodwill.

Management have considered and assessed reasonably possible changes for other key assumptions and have not identified any instances that could cause the carrying amount of the digital education undergraduate courses and continuing education segments to exceed its recoverable amount.